Advance on Future Receipts and Notes Payable - Schedule of Advances on Future Receipts (Details) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 30, 2018	Mar. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Original Borrowing		$ 1,012,000		$ 1,012,000
Total		594,000		1,006,000
Debt discount		(137,000)		(274,000)
Net		$ 457,000		$ 732,000
Note 1 [Member]
Issuance Date		Dec. 01, 2015	[1]	Dec. 01, 2015	[2]
Maturity Date		Feb. 08, 2021	[1]	Feb. 08, 2021	[2]
Interest Rate		12.00%	[1]	12.00%	[2]
Original Borrowing		$ 1,249,000	[1]	$ 1,249,000	[2]
Note 2 [Member]
Issuance Date		Dec. 01, 2015	[3]	Dec. 01, 2015	[4]
Maturity Date	Apr. 29, 2019	Apr. 01, 2017	[3]	Apr. 01, 2021	[4]
Interest Rate	5.00%	12.00%	[3]	12.00%	[4]
Original Borrowing		$ 112,000	[3]	$ 112,000	[4]
Advance on Future Receipts [Member] | Note 1 [Member]
Issuance Date		Dec. 24, 2019		Dec. 24, 2019
Maturity Date		Jun. 30, 2020		Jun. 30, 2020
Interest Rate		10.00%		10.00%
Original Borrowing		$ 506,000		$ 506,000
Total		$ 297,000		$ 503,000
Advance on Future Receipts [Member] | Note 2 [Member]
Issuance Date		Dec. 24, 2019		Dec. 24, 2019
Maturity Date		Jun. 30, 2020		Jun. 30, 2020
Interest Rate		10.00%		10.00%
Original Borrowing		$ 506,000		$ 506,000
Total		$ 297,000		$ 503,000

[1]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company's majority stockholder and Chief Executive Officer, to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest at a rate of 12% per annum, secured by the Company's assets, and will mature on February 8, 2021, as amended. As of March 31, 2020, and December 31, 2019, the outstanding balance of the note amounted to $825,000, respectively.
[2]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company's majority stockholder and Chief Executive Officer, to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest at a rate of 12% per annum, secured by the Company's assets, and will mature on February 8, 2021, as amended. As of December 31, 2019 and 2018, the outstanding balance of the note amounted to $825,000, respectively.
[3]	On December 1, 2015, the Company issued a note payable to a former member of the Company's board of directors, in the amount of $112,000, representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum, and matured in April 2017. As of March 31, 2020, and December 31, 2019, the outstanding principal balance of the note was equal to $112,000, respectively. As of March 31, 2020, the note was past due, and remains past due. The Company is currently in negotiations with the noteholder to settle the past due note.
[4]	On December 1, 2015, the Company issued a note payable to a former member of the Company's board of directors, in the amount of $112,000, representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum, and matured in April 2017. As of December 31, 2019 and 2018, the outstanding principal balance of the note amounted to $112,000, respectively. As of December 31, 2019, the note was past due, and remains past due. The Company is currently in negotiations with the noteholder to settle the past due note.